Operating Right-of-use asset, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	12 months
Operating Lease, Right-of-Use Asset, Periodic Reduction	$ 97,803	$ 166,872	$ 138,272
Weighted average remaining lease terms for operating leases	12 months
Lessee operating lease, discount rate	3.45%
Short term lease cost	$ 83,041	$ 83,266
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	2 years